Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Intraperiod tax allocation expense (benefit)			$ 15	$ (4)
Valuation allowance for deferred tax assets			(20,241)	(21,168)
State income tax net operating loss carryforwards			267
Unrecognized tax benefits	$ 3,600		3,610	3,936	$ 4,134
Tax benefits, if recognized, would reduce effective tax rate	3,200		32
Income tax benefit, continued operations	8	$ 455	1,561	(27,987)
Medical Device Sales And Service Post-Warranty Service Business [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense, discontinued operations	579	0	1,533	(364)
Discontinued Operations, Disposed of by Sale [Member] | Medical Device Sales And Service Post-Warranty Service Business [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense, discontinued operations	$ 0	$ 579
Federal And California Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Federal and California research and other credit carryforwards			15	$ 21
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
State loss carryforward subject to expiration			2
State and Local Jurisdiction [Member] | Expiring In Next Twelve Months [Member]
Operating Loss Carryforwards [Line Items]
State loss carryforward subject to expiration			30
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Federal income tax net operating loss carryforwards			$ 837